Income Taxes (Uncertain Tax Positions) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 14,768
Additional based on tax positions related to current year	1,485
Lapse of statute of limitations	(2,999)
Ending Balance	$ 13,254